DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS January 31, 2021
(Unaudited)
Shares	Description	Value
Common Stocks & MLP Interests—141.3%
	■ Airport Services—1.2%
40,200	Aena SME SA (Spain)(1)	$6,210,294
	■ Construction & Engineering—3.1%
164,300	Vinci SA (France)	15,269,000
	■ Electric, Gas and Water—89.4%
360,000	Alliant Energy Corp. (2)	17,514,000
258,000	Ameren Corp.	18,761,760
124,500	American Electric Power Co., Inc.	10,073,295
136,000	Atmos Energy Corp.	12,104,000
177,000	Black Hills Corp.	10,464,240
575,000	CenterPoint Energy, Inc.	12,126,750
263,000	CMS Energy Corp.	14,959,440
277,800	Dominion Energy, Inc.	20,248,842
88,700	DTE Energy Co.	10,530,464
193,000	Edison International	11,224,880
3,925,000	EDP - Energias de Portugal SA (Portugal)	24,635,186
288,200	Emera, Inc. (Canada)	12,050,873
3,013,959	Enel SpA (Italy)	29,959,319
161,000	Entergy Corp. (2)	15,348,130
268,000	Eversource Energy	23,450,000
250,000	FirstEnergy Corp.	7,690,000
2,740,000	Iberdrola SA (Spain)	37,191,546
1,670,000	National Grid plc (United Kingdom)	19,449,279
230,000	New Jersey Resources Corp.	8,052,300
572,000	NextEra Energy, Inc.	46,257,640
150,000	Orsted A/S (Denmark)	28,562,804
127,000	Pinnacle West Capital Corp.	9,556,750
296,000	Public Service Enterprise Group, Inc.	16,703,280
330,000	RWE AG (Germany)	14,200,720
173,000	Xcel Energy, Inc.	11,070,270
		442,185,768
	■ Oil & Gas Storage, Transportation and Production—25.5%
262,665	Cheniere Energy Partners LP	10,280,708
Shares	Description	Value
167,000	Cheniere Energy, Inc. (1)	$10,576,110
1,334,585	Energy Transfer LP	8,367,848
1,163,000	Enterprise Products Partners LP	23,527,490
653,000	Golar LNG Ltd. (Bermuda)(1)	7,071,990
370,854	Kinder Morgan, Inc.	5,221,624
530,575	MPLX LP	12,261,588
327,000	Pembina Pipeline Corp. (Canada)	8,607,484
1,082,500	Plains All American Pipeline LP	9,060,525
318,000	TC Energy Corp. (Canada)	13,630,170
819,147	Williams Cos., Inc. (The)	17,390,491
		125,996,028
	■ Railroads—11.1%
41,700	Canadian Pacific Railway Ltd. (Canada)	14,010,548
74,700	Kansas City Southern	15,139,449
39,700	Norfolk Southern Corp.	9,393,814
83,200	Union Pacific Corp.	16,429,504
		54,973,315
	■ Specialized REITs—5.6%
174,000	Crown Castle International Corp. (2)	27,711,240
	■ Telecommunications—5.4%
268,000	BCE, Inc. (Canada)	11,363,200
1,288,000	Orange SA (France)	15,167,860
		26,531,060
	Total Common Stocks & MLP Interests (Cost $698,864,078)	698,876,705
The accompanying notes are an integral part of this Schedule of Investments.

DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
January 31, 2021
(Unaudited)
Shares	Description	Value
Short-Term Investment—0.5%
	■ Money Market Mutual Fund—0.5%
2,120,239	BlackRock Liquidity FedFund Portfolio Institutional Shares (seven-day effective yield 0.044%)(3)	$2,120,239
	Total Short-Term Investment (Cost $2,120,239)	2,120,239
TOTAL INVESTMENTS BEFORE WRITTEN OPTIONS—141.8% (Cost $700,984,317)		700,996,944(4)
	■ Written Options—(0.1)%
	(see Open Written Option Contracts table below)
	Total Written Options (Premiums received $404,515)	(455,365)
TOTAL INVESTMENTS AFTER WRITTEN OPTIONS—141.7% (Cost $700,579,802)		700,541,579
	Secured borrowings—(26.3)%	(130,000,000)
	Mandatory Redeemable Preferred Shares at liquidation value—(16.2)%	(80,000,000)
	Other assets less other liabilities—0.8%	3,986,138
NET ASSETS APPLICABLE TO COMMON STOCK—100.0%		$494,527,717

(1)	Non-income producing.
(2)	All or a portion of the security is segregated as collateral for written options.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	All or a portion of the total investments before written options have been pledged as collateral for borrowings.
The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.
The accompanying notes are an integral part of this Schedule of Investments.

DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
January 31, 2021
(Unaudited)
Open Written Option Contracts as of January 31, 2021, were as follows:
Description of Option	Number of Contracts	Contract Notional Amount	Strike Price	Expiration Date	Value
Call Options
Entergy Corp.	805	$8,452,500	$105.00	3/19/21	$(82,915)
Crown Castle International Corp.	870	14,790,000	170.00	4/16/21	(291,450)
Alliant Energy Corp.	1,800	9,900,000	55.00	4/16/21	(81,000)
					$(455,365)

Sector Allocation*
Electric, Gas and Water	63%
Oil & Gas Storage, Transportation and Production	18
Railroads	8
Specialized REITs	4
Telecommunications	4
Construction & Engineering	2
Airport Services	1
Total	100%

Country Weightings*
United States	63%
Canada	9
Spain	6
France	4
Italy	4
Denmark	4
Portugal	4
United Kingdom	3
Germany	2
Bermuda	1
Total	100%

The accompanying notes are an integral part of this Schedule of Investments.

DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
January 31, 2021
(Unaudited)
Currency Exposure*
United States Dollar	66%
Euro	20
Canadian Dollar	7
Danish Krone	4
United Kingdom Pound Sterling	3
Total	100%

* Percentages are based on total investments before written options rather than net assets applicable to common stock.
The accompanying notes are an integral part of this Schedule of Investments.

DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
January 31, 2021
(Unaudited)
Note 1. Investment Valuation
The Fund’s investments are carried at fair value which is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its annual report. The following is a summary of the inputs used to value each of the Fund’s investments at January 31, 2021:
Level 1
Common stocks & MLP interests	$698,876,705
Money market mutual fund	2,120,239
Total investments before written options	$700,996,944
Written options	(455,365)
Total investments after written options	$700,541,579
There were no Level 2 or Level 3 priced securities held and there were no transfers into or out of Level 3.
Other information regarding the Fund is available on the Fund’s website at www.dpimc.com/dpg or the Securities and Exchange Commission’s website at www.sec.gov.